Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Schedule of assumptions of convertible preferred stock warrant liabilities
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of June 30, 2021	As of December 31, 2020
Stock price	$9.93	$9.98
Volatility	25.7%	23.5%
Expected life of the options to convert	5.10	5.47
Risk-free rate	0.88%	0.43%
Dividend yield	—	—

Hippo Enterprises Inc And Subsidiaries [Member]
Redeemable Noncontrolling Interest [Line Items]
Schedule of convertible preferred stock
There was no change in preferred stock during the six month period ended June 30, 2021 (in millions, except for share and per share data).

	June 30, 2021
	Issuance Price Per Share	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference

Preferred A-1 Stock	$0.56965	5,889,829	5,889,829	$3.4	$3.4
Preferred A-2 Stock	1.57432	7,015,787	6,987,125	10.9	11.0
Preferred B Stock	3.59757	6,949,142	6,949,142	24.9	25.0
Preferred C Stock	7.04471	9,936,529	9,936,528	56.1	70.0
Preferred C-1 Stock	11.74119	2,465,454	—	—	—
Preferred D Stock	15.16420	6,594,479	6,594,479	99.8	100.0
Preferred E Stock	19.66420	7,628,090	7,628,075	149.7	150.0

Total		46,479,310	43,985,178	$344.8	$359.4

The following tables summarize the authorized, issued and outstanding convertible preferred stock of the Company (in millions, except share and per share data):

	As of December 31, 2020
	Issuance Price Per Share	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference
Preferred A-1 Stock	$0.56965	5,889,829	5,889,829	$3.4	$3.4
Preferred A-2 Stock	1.57432	7,015,787	6,987,125	10.9	11.0
Preferred B Stock	3.59757	6,949,142	6,949,142	24.9	25.0
Preferred C Stock	7.04471	9,936,529	9,936,528	56.1	70.0
Preferred C-1 Stock	11.74119	2,465,454	—	—	—
Preferred D Stock	15.16420	6,594,479	6,594,479	99.8	100.0
Preferred E Stock	19.66420	7,628,090	7,628,075	149.7	150.0

Total		46,479,310	43,985,178	$344.8	$359.4

	As of December 31, 2019
	Issuance Price Per Share	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference
Preferred A-1 Stock	$0.56965	5,889,829	5,889,829	$3.4	$3.4
Preferred A-2 Stock	1.57432	7,015,787	6,987,125	10.9	11.0
Preferred B Stock	3.59757	6,949,142	6,949,142	24.9	25.0
Preferred C Stock	7.04471	9,936,529	9,936,528	56.1	70.0
Preferred C-1 Stock	11.74119	2,465,454	—	—	—
Preferred D Stock	15.16420	6,594,479	6,273,064	95.0	95.1

Total		38,851,220	36,035,688	$190.3	$204.5

Schedule of assumptions of convertible preferred stock warrant liabilities
The following assumptions were used in determining fair value of the convertible preferred stock warrant liabilities:

	June 30, 2021	December 31, 2020
Fair value of Series A-2 Preferred Stock	$66.64	$18.25
Fair value of Series C-1 Preferred Stock	$66.74	$20.09
Exercise price A-2 Preferred Stock	$1.57	$1.57
Exercise price C-1 Preferred Stock	$11.74	$11.74
Expected term (in years)	1.3-5.7	1.8-6.2
Expected volatility	26.6%-29.1%	29.0%-40.7%
Risk-free interest rate	0.1%-1.1%	0.1%-0.5%
Expected dividend yield	— %	— %

The following assumptions were used in determining fair value of the convertible preferred stock warrant liabilities:

	As of December 31,
	2020	2019
Fair value of Series A-2 Preferred Stock	$18.25	$8.26
Fair value of Series C-1 Preferred Stock	$20.09	$12.80
Exercise price A-2 Preferred Stock	$1.57	$1.57
Exercise price C-1 Preferred Stock	$11.74	$11.74
Expected term (in years)	1.8-6.2	2.8–7.2
Expected volatility	29.0%-40.7%	21.5%–22.8%
Risk-free interest rate	0.1%-0.5%	1.6%–1.8%
Expected dividend yield	— %	— %

Schedule of convertible preferred stock warrants were outstanding with the related fair values
The following convertible preferred stock warrants were outstanding with the related fair values (in millions, except for share and per share data):

		June 30, 2021		December 31, 2020
Series	Exercise Price Per Share	Warrant Shares Outstanding	Fair Value	Warrant Shares Outstanding	Fair Value
A-2	$1.57	28,662	$1.9	28,662	$0.5
C-1	11.74	2,465,454	135.6	2,465,454	22.4

Total		2,494,116	$137.5	2,494,116	$22.9

The following convertible preferred stock warrants were outstanding with the related fair values (in millions, except for share and per share data):

		As of December 31,
		2020		2019
Series	Exercise Price Per Share	Warrant Shares Outstanding	Fair Value	Warrant Shares Outstanding	Fair Value
A-2	$1.57	28,662	$0.5	28,662	$0.2
C-1	11.74	2,465,454	22.4	2,465,454	6.5

Total		2,494,116	$22.9	2,494,116	$6.7